Schedule of Investments PIMCO Income Opportunity Fund	September 30, 2019 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)

		PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 144.6% ¤
LOAN PARTICIPATIONS AND ASSIGNMENTS 15.6%
Advanced Drainage Systems, Inc. TBD% due 09/19/2026		$17	$17
Advanz Pharma Corp. 7.528% (LIBOR03M + 5.500%) due 09/06/2024 ~		3,197	3,025
Altice France S.A. 6.028% (LIBOR03M + 4.000%) due 08/14/2026 ~		199	198
API Group, Inc. TBD% due 10/01/2026 «		100	101
Avantor, Inc. 5.044% (LIBOR03M + 3.000%) due 11/21/2024 ~		19	19
Diamond Resorts Corp. 5.796% (LIBOR03M + 3.750%) due 09/02/2023 ~		2,920	2,850
Dubai World (2.500% Cash and 1.750% PIK) 4.250% (LIBOR03M + 2.000%) due 09/30/2022 ~(d)		7,325	6,867
Emerald TopCo, Inc. 5.544% (LIBOR03M + 3.500%) due 07/24/2026 ~		21	21
Envision Healthcare Corp. 5.794% (LIBOR03M + 3.750%) due 10/10/2025 ~		6,884	5,634
Financial & Risk U.S. Holdings, Inc. 5.794% (LIBOR03M + 3.750%) due 10/01/2025 ~		664	668
Fleet U.S. Bidco, Inc. TBD% due 09/23/2026 «		18	18
Forbes Energy Services LLC (5.000% Cash and 11.000% PIK) 16.000% (LIBOR03M + 5.000%) due 04/13/2021 ~(d)		437	433
Frontier Communications Corp. 5.800% (LIBOR03M + 3.750%) due 06/15/2024 ~		392	392
iHeartCommunications, Inc. 6.100% (LIBOR03M + 4.000%) due 05/01/2026 ~		2,988	3,011
Intelsat Jackson Holdings S.A. 5.804% (LIBOR03M + 3.750%) due 11/27/2023 ~		170	171
IRB Holding Corp. 5.550% (LIBOR03M + 3.250%) due 02/05/2025 ~		554	553
Klockner-Pentaplast of America, Inc. 4.750% (EUR003M + 4.750%) due 06/30/2022 ~	EUR	1,000	928
McDermott Technology Americas, Inc. 7.104% (LIBOR03M + 5.000%) due 05/09/2025 ~		$1,460	934
Messer Industrie GmbH 4.604% (LIBOR03M + 2.500%) due 03/01/2026 ~		71	71
MH Sub LLC 5.794% (LIBOR03M + 3.750%) due 09/13/2024 ~		69	68
Nascar Holdings, Inc. TBD% due 07/27/2026		49	49
NCI Building Systems, Inc. 5.789% (LIBOR03M + 3.750%) due 04/12/2025 ~		30	29
Neiman Marcus Group Ltd. LLC
8.057% (LIBOR03M + 6.000%) due 10/25/2023 ~		7,552	5,825
8.557% (LIBOR03M + 6.500%) due 10/25/2023 ~		4,663	3,564
Nestle Skin Health TBD% due 07/16/2026		162	163
Pacific Gas & Electric Co. TBD% due 02/22/2049 ^«(e)		300	295
PetSmart, Inc. 6.040% (LIBOR03M + 4.000%) due 03/11/2022 ~		41	41
Project OMNI Senior 3.000% due 09/03/2026 (l)	EUR	10,000	10,892
Sequa Mezzanine Holdings LLC
7.187% (LIBOR03M + 5.000%) due 11/28/2021 ~		$1,031	1,022
11.266% (LIBOR03M + 9.000%) due 04/28/2022 ~		4,580	4,511
Sierra Hamilton LLC 15.000% due 09/12/2023 «		10	10
Sinclair Television Group, Inc. 4.540% (LIBOR03M + 2.500%) due 09/30/2026 ~		43	43
Starfruit Finco BV 5.292% (LIBOR03M + 3.250%) due 10/01/2025 ~		189	185
Syniverse Holdings, Inc. 7.028% (LIBOR03M + 5.000%) due 03/09/2023 ~		4,473	4,217
U.S. Renal Care, Inc. 7.063% (LIBOR03M + 5.000%) due 06/26/2026 ~		73	69
Univision Communications, Inc. 4.794% (LIBOR03M + 2.750%) due 03/15/2024 ~		7,744	7,539
West Corp. 6.044% (LIBOR03M + 4.000%) due 10/10/2024 ~		35	31

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	September 30, 2019 (Unaudited)

Westmoreland Mining Holdings LLC 10.389% (LIBOR03M + 8.250%) due 03/15/2022 «~		2	2
Westmoreland Mining Holdings LLC (15.000% PIK) 15.000% due 03/15/2029 (d)		5	4
Whatabrands LLC 5.516% (LIBOR03M + 3.250%) due 08/02/2026 ~		16	16
Total Loan Participations and Assignments (Cost $67,012)			64,486
CORPORATE BONDS & NOTES 53.2%
BANKING & FINANCE 21.3%
AGFC Capital Trust 4.053% (US0003M + 1.750%) due 01/15/2067 ~(n)		2,300	1,254
Ally Financial, Inc.
8.000% due 11/01/2031		123	171
8.000% due 11/01/2031 (n)		468	647
Ambac Assurance Corp. 5.100% due 06/07/2020		1	2
Ambac LSNI LLC 7.104% due 02/12/2023 •(n)		593	600
Ardonagh Midco PLC
8.375% due 07/15/2023 (n)	GBP	7,460	8,826
8.375% due 07/15/2023		900	1,065
Athene Holding Ltd. 4.125% due 01/12/2028		$15	15
Avolon Holdings Funding Ltd. 5.500% due 01/15/2023 (n)		99	106
AXA Equitable Holdings, Inc.
4.350% due 04/20/2028		23	25
5.000% due 04/20/2048		40	43
Banco de Credito del Peru 4.650% due 09/17/2024	PEN	500	149
Bank of Ireland 7.375% due 06/18/2020 •(j)(k)(n)	EUR	400	454
Barclays Bank PLC 7.625% due 11/21/2022 (k)(n)		$400	441
Barclays PLC
3.250% due 01/17/2033	GBP	100	125
7.125% due 06/15/2025 •(j)(k)		200	261
7.250% due 03/15/2023 •(j)(k)(n)		2,055	2,664
7.875% due 09/15/2022 •(j)(k)(n)		1,970	2,581
8.000% due 12/15/2020 •(j)(k)	EUR	200	234
8.000% due 06/15/2024 •(j)(k)		$250	266
Brookfield Finance, Inc.
3.900% due 01/25/2028		48	50
4.700% due 09/20/2047 (n)		44	48
Cantor Fitzgerald LP 7.875% due 10/15/2019 (n)		3,160	3,166
CBL & Associates LP
4.600% due 10/15/2024 (n)		668	444
5.250% due 12/01/2023		82	57
5.950% due 12/15/2026 (n)		409	289
Credit Agricole S.A. 7.875% due 01/23/2024 •(j)(k)(n)		300	335
Credit Suisse AG 6.500% due 08/08/2023 (k)(n)		200	223
Credit Suisse Group AG 7.500% due 07/17/2023 •(j)(k)(n)		200	214
Emerald Bay S.A. 0.000% due 10/08/2020 (h)	EUR	18	19
ESH Hospitality, Inc. 4.625% due 10/01/2027		$82	82
Ford Motor Credit Co. LLC
3.393% (US0003M + 1.235%) due 02/15/2023 ~(n)		200	194
5.443% (US0003M + 3.140%) due 01/07/2022 ~(n)		1,320	1,357
Fortress Transportation & Infrastructure Investors LLC
6.500% due 10/01/2025 (n)		280	288
6.750% due 03/15/2022 (n)		320	335
HSBC Bank PLC 6.330% due 05/18/2023		5,500	5,778
HSBC Holdings PLC
5.875% due 09/28/2026 •(j)(k)(n)	GBP	200	260
6.000% due 09/29/2023 •(j)(k)(n)	EUR	1,400	1,739
6.500% due 03/23/2028 •(j)(k)		$310	325
Hunt Cos., Inc. 6.250% due 02/15/2026		16	16
ING Groep NV 5.750% due 11/16/2026 •(j)(k)		300	302
Kennedy-Wilson, Inc. 5.875% due 04/01/2024		42	43
Lloyds Banking Group PLC
7.500% due 06/27/2024 •(j)(k)(n)		200	215
7.500% due 09/27/2025 •(j)(k)(n)		1,740	1,857
7.625% due 06/27/2023 •(j)(k)(n)	GBP	700	939

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	September 30, 2019 (Unaudited)

7.875% due 06/27/2029 •(j)(k)(n)		3,284	4,746
LoanCore Capital Markets LLC 6.875% due 06/01/2020 (n)		$1,450	1,433
Nationstar Mortgage LLC 6.500% due 07/01/2021 (n)		466	468
Navient Corp.
5.625% due 08/01/2033		55	47
6.150% due 03/10/2021 (n)		200	198
6.500% due 06/15/2022		50	53
Newmark Group, Inc. 6.125% due 11/15/2023		66	72
Oppenheimer Holdings, Inc. 6.750% due 07/01/2022		21	22
Park Aerospace Holdings Ltd.
4.500% due 03/15/2023 (n)		93	97
5.500% due 02/15/2024		16	17
Pinnacol Assurance 8.625% due 06/25/2034 «(l)		2,900	3,118
Royal Bank of Scotland Group PLC
7.500% due 08/10/2020 •(j)(k)(n)		2,650	2,713
8.000% due 08/10/2025 •(j)(k)(n)		1,900	2,100
8.625% due 08/15/2021 •(j)(k)(n)		1,600	1,717
Sabra Health Care LP 4.800% due 06/01/2024		112	119
Santander UK Group Holdings PLC
6.750% due 06/24/2024 •(j)(k)(n)	GBP	2,203	2,833
7.375% due 06/24/2022 •(j)(k)(n)		3,240	4,221
Sberbank of Russia Via SB Capital S.A. 6.125% due 02/07/2022 (n)		$4,000	4,306
Societe Generale S.A.
6.750% due 04/06/2028 •(j)(k)(n)		200	204
7.375% due 10/04/2023 •(j)(k)(n)		400	421
Springleaf Finance Corp.
5.625% due 03/15/2023 (n)		800	856
6.125% due 03/15/2024		80	86
6.625% due 01/15/2028 (n)		244	263
6.875% due 03/15/2025		59	65
Stichting AK Rabobank Certificaten 6.500% due 12/29/2049 (j)	EUR	580	797
Tesco Property Finance PLC 6.052% due 10/13/2039 (n)	GBP	1,648	2,660
Toll Road Investors Partnership LP 0.000% due 02/15/2045 (h)		$2,644	732
TP ICAP PLC 5.250% due 01/26/2024 (n)	GBP	1,000	1,318
UBS Group Funding Switzerland AG 5.750% due 02/19/2022 •(j)(k)(n)	EUR	400	479
UniCredit SpA 7.830% due 12/04/2023 (n)		$2,100	2,464
Unique Pub Finance Co. PLC
5.659% due 06/30/2027	GBP	1,043	1,461
7.395% due 03/28/2024		800	1,136
Voyager Aviation Holdings LLC 8.500% due 08/15/2021 (n)		$8,300	8,537
			88,263
INDUSTRIALS 24.7%
AA Bond Co. Ltd. 2.875% due 07/31/2043 (n)	GBP	2,200	2,609
Advanced Drainage Systems, Inc. 5.000% due 09/30/2027		$17	17
Altice Financing S.A. 7.500% due 05/15/2026 (n)		2,290	2,439
Altice France S.A.
7.375% due 05/01/2026 (n)		2,938	3,161
8.125% due 02/01/2027 (n)		700	774
Associated Materials LLC 9.000% due 01/01/2024 (n)		6,073	5,359
Avon International Capital PLC 6.500% due 08/15/2022		22	23
B.C. Unlimited Liability Co. 3.875% due 01/15/2028		50	50
Baffinland Iron Mines Corp. 8.750% due 07/15/2026 (n)		800	823
BCPE Cycle Merger Sub, Inc. 10.625% due 07/15/2027		50	48
Beazer Homes USA, Inc. 7.250% due 10/15/2029		8	8
Bioceanico Sovereign Certificate Ltd. 0.000% due 06/05/2034 (h)		150	105
Bombardier, Inc.
5.750% due 03/15/2022 (n)		700	716
6.125% due 01/15/2023 (n)		1,328	1,356
7.500% due 12/01/2024 (n)		1,046	1,052
7.500% due 03/15/2025 (n)		1,303	1,306

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	September 30, 2019 (Unaudited)

7.875% due 04/15/2027		124	124
Cheniere Energy Partners LP 4.500% due 10/01/2029		32	33
Clear Channel Worldwide Holdings, Inc. 9.250% due 02/15/2024 (n)		2,127	2,342
Community Health Systems, Inc.
6.250% due 03/31/2023 (n)		6,973	6,953
8.000% due 03/15/2026 (n)		408	408
8.625% due 01/15/2024 (n)		720	745
Connect Finco SARL 6.750% due 10/01/2026 (c)		40	41
Continental Airlines Pass-Through Trust
7.707% due 10/02/2022		143	147
8.048% due 05/01/2022		187	194
Core & Main Holdings LP (8.625% Cash or 9.375% PIK) 8.625% due 09/15/2024 (d)		26	26
Corp. GEO S.A.B. de C.V.
8.875% due 03/27/2022 ^«(e)		200	0
9.250% due 06/30/2020 ^«(e)		1,800	0
CVS Pass-Through Trust 7.507% due 01/10/2032		2,192	2,708
Delta Air Lines Pass-Through Trust 7.750% due 06/17/2021		236	238
Diamond Resorts International, Inc.
7.750% due 09/01/2023 (n)		438	453
10.750% due 09/01/2024 (n)		1,600	1,656
DISH DBS Corp. 5.875% due 07/15/2022		4	4
DriveTime Automotive Group, Inc. 8.000% due 06/01/2021 (n)		1,600	1,629
Eagle Holding Co. LLC (7.750% Cash or 8.500% PIK) 7.750% due 05/15/2022 (d)		13	13
EI Group PLC 6.875% due 05/09/2025	GBP	20	25
Eldorado Resorts, Inc. 6.000% due 09/15/2026 (n)		$1,400	1,540
Envision Healthcare Corp. 8.750% due 10/15/2026 (n)		1,344	827
Exela Intermediate LLC 10.000% due 07/15/2023		74	42
Fairstone Financial, Inc. 7.875% due 07/15/2024		186	195
First Quantum Minerals Ltd.
6.500% due 03/01/2024 (n)		924	886
6.875% due 03/01/2026 (n)		1,018	975
7.000% due 02/15/2021 (n)		101	102
Flex Ltd. 4.875% due 06/15/2029 (n)		104	109
FMG Resources Pty. Ltd. 4.500% due 09/15/2027		34	33
Fresh Market, Inc. 9.750% due 05/01/2023 (n)		3,490	2,042
Frontier Finance PLC 8.000% due 03/23/2022	GBP	2,900	3,686
Full House Resorts, Inc.
8.575% due 01/31/2024		$195	192
9.738% due 02/02/2024		17	17
General Electric Co.
5.000% due 01/21/2021 •(j)		174	165
5.875% due 01/14/2038		10	12
6.150% due 08/07/2037 (n)		109	134
6.875% due 01/10/2039		28	37
Global Payments, Inc.
3.200% due 08/15/2029		33	34
4.150% due 08/15/2049		16	17
Go Daddy Operating Co. LLC 5.250% due 12/01/2027		16	17
Hilton Domestic Operating Co., Inc. 4.875% due 01/15/2030		20	21
iHeartCommunications, Inc.
6.375% due 05/01/2026 (n)		804	873
8.375% due 05/01/2027 (n)		1,508	1,636
IHO Verwaltungs GmbH (3.625% Cash or 4.375% PIK) 3.625% due 05/15/2025 (d)	EUR	175	198
IHO Verwaltungs GmbH (3.875% Cash or 4.625% PIK) 3.875% due 05/15/2027 (d)		121	135
IHO Verwaltungs GmbH (6.000% Cash or 6.750% PIK) 6.000% due 05/15/2027 (d)(n)		$271	275
IHO Verwaltungs GmbH (6.375% Cash or 7.125% PIK) 6.375% due 05/15/2029 (d)(n)		256	259
Installed Building Products, Inc. 5.750% due 02/01/2028		34	35
Intelsat Connect Finance S.A. 9.500% due 02/15/2023		125	116
Intelsat Jackson Holdings S.A.
8.000% due 02/15/2024		85	89

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	September 30, 2019 (Unaudited)

8.500% due 10/15/2024 (n)		952	961
9.750% due 07/15/2025		174	183
Intelsat Luxembourg S.A.
7.750% due 06/01/2021 ^(n)		6,195	5,916
8.125% due 06/01/2023 (n)		966	809
Kronos International, Inc. 3.750% due 09/15/2025 (n)	EUR	4,394	4,789
Mallinckrodt International Finance S.A. 5.500% due 04/15/2025 (n)		$400	120
Marriott Ownership Resorts, Inc. 4.750% due 01/15/2028 (c)		16	16
Melco Resorts Finance Ltd. 5.625% due 07/17/2027 (n)		200	208
Micron Technology, Inc. 5.327% due 02/06/2029		102	112
NCR Corp.
5.750% due 09/01/2027		18	19
6.125% due 09/01/2029		11	12
Netflix, Inc.
3.875% due 11/15/2029	EUR	432	501
4.625% due 05/15/2029 (n)		200	243
5.375% due 11/15/2029		$48	50
Noble Holding International Ltd. 7.875% due 02/01/2026		86	62
Odebrecht Oil & Gas Finance Ltd. 0.000% due 10/31/2019 (h)(j)		1,150	14
Ortho-Clinical Diagnostics, Inc. 6.625% due 05/15/2022 (n)		1,760	1,728
Pacific Drilling SA 8.375% due 10/01/2023		166	140
Par Pharmaceutical, Inc. 7.500% due 04/01/2027		78	71
Performance Food Group, Inc. 5.500% due 10/15/2027		14	15
Petroleos Mexicanos
5.350% due 02/12/2028 (n)		452	433
6.490% due 01/23/2027		50	52
6.500% due 03/13/2027 (n)		833	869
6.750% due 09/21/2047		30	29
6.840% due 01/23/2030		150	155
7.690% due 01/23/2050		80	84
PetSmart, Inc. 5.875% due 06/01/2025		59	59
Platin GmbH
6.875% due 06/15/2023 (n)	EUR	300	320
6.875% due 06/15/2023		250	267
Prime Security Services Borrower LLC 5.750% due 04/15/2026		$34	36
Qorvo, Inc. 4.375% due 10/15/2029		16	16
Radiate Holdco LLC 6.875% due 02/15/2023		34	35
Refinitiv U.S. Holdings, Inc. 4.500% due 05/15/2026	EUR	100	118
Russian Railways via RZD Capital PLC 7.487% due 03/25/2031	GBP	100	165
Sands China Ltd.
4.600% due 08/08/2023 (n)		$200	212
5.125% due 08/08/2025 (n)		200	220
5.400% due 08/08/2028 (n)		1,758	1,985
Sensata Technologies, Inc. 4.375% due 02/15/2030		16	16
SoftBank Group Corp. 4.000% due 04/20/2023 (n)	EUR	500	585
Spanish Broadcasting System, Inc. 12.500% due 04/15/2049^		$6,952	7,212
Staples, Inc. 7.500% due 04/15/2026		46	48
Telesat Canada 6.500% due 10/15/2027 (c)		33	34
Tenet Healthcare Corp.
4.625% due 09/01/2024		51	53
4.875% due 01/01/2026		21	22
Teva Pharmaceutical Finance Co. BV
2.950% due 12/18/2022 (n)		288	248
3.650% due 11/10/2021		100	93
Teva Pharmaceutical Finance Netherlands BV
0.375% due 07/25/2020 (n)	EUR	500	531
2.200% due 07/21/2021 (n)		$954	875
2.800% due 07/21/2023 (n)		1,500	1,217
3.250% due 04/15/2022 (n)	EUR	200	203
Times Square Hotel Trust 8.528% due 08/01/2026		$3,631	4,262
Topaz Solar Farms LLC
4.875% due 09/30/2039 (n)		1,189	1,241
5.750% due 09/30/2039 (n)		7,339	8,245

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	September 30, 2019 (Unaudited)

Transocean Pontus Ltd. 6.125% due 08/01/2025		85	87
Transocean, Inc. 7.250% due 11/01/2025		152	135
Trident TPI Holdings, Inc. 9.250% due 08/01/2024		38	37
Triumph Group, Inc.
4.875% due 04/01/2021		53	53
5.250% due 06/01/2022		22	22
6.250% due 09/15/2024		32	33
Trivium Packaging Finance BV 5.500% due 08/15/2026 (n)		200	211
Unigel Luxembourg S.A.
8.750% due 10/01/2026 (c)		400	400
10.500% due 01/22/2024 (n)		370	407
United Group BV
4.375% due 07/01/2022	EUR	100	112
4.875% due 07/01/2024		100	114
Univision Communications, Inc.
5.125% due 05/15/2023 (n)		$355	356
5.125% due 02/15/2025 (n)		430	420
Valaris PLC 5.750% due 10/01/2044		36	16
Vale Overseas Ltd.
6.250% due 08/10/2026		114	132
6.875% due 11/21/2036 (n)		335	426
6.875% due 11/10/2039		29	37
ViaSat, Inc.
5.625% due 09/15/2025		58	59
5.625% due 04/15/2027		29	31
Virgin Media Secured Finance PLC 5.500% due 05/15/2029 (n)		200	209
VOC Escrow Ltd. 5.000% due 02/15/2028		18	19
Wyndham Destinations, Inc.
3.900% due 03/01/2023		48	49
4.250% due 03/01/2022		2	2
5.400% due 04/01/2024		2	2
5.750% due 04/01/2027 (n)		594	644
			102,206
UTILITIES 7.2%
Edison International
2.400% due 09/15/2022		48	48
2.950% due 03/15/2023		3	3
5.750% due 06/15/2027		32	36
Frontier Communications Corp. 8.000% due 04/01/2027		78	82
Gazprom Neft OAO Via GPN Capital S.A. 4.375% due 09/19/2022 (n)		200	208
Gazprom OAO Via Gaz Capital S.A.
5.999% due 01/23/2021 (n)		381	398
6.510% due 03/07/2022 (n)		3,400	3,703
8.625% due 04/28/2034 (n)		1,081	1,537
Odebrecht Drilling Norbe Ltd. 6.350% due 12/01/2021 ^(n)		759	755
Odebrecht Drilling Norbe Ltd. (6.350% Cash and 1.000% PIK) 7.350% due 12/01/2026 ^(d)(n)		2,225	1,341
Odebrecht Offshore Drilling Finance Ltd. 6.720% due 12/01/2022 ^		30	29
Pacific Gas & Electric Co.
2.450% due 08/15/2022 ^(e)(n)		441	438
2.950% due 03/01/2026 ^(e)(n)		793	785
3.250% due 09/15/2021 ^(e)		67	67
3.250% due 06/15/2023 ^(e)(n)		402	401
3.300% due 03/15/2027 ^(e)(n)		438	436
3.300% due 12/01/2027 ^(e)(n)		1,200	1,194
3.400% due 08/15/2024 ^(e)		179	180
3.500% due 10/01/2020 ^(e)(n)		695	700
3.500% due 06/15/2025 ^(e)(n)		327	327
3.750% due 02/15/2024 ^(e)(n)		216	219
3.750% due 08/15/2042 ^(e)		16	16
3.850% due 11/15/2023 ^(e)		17	17
4.000% due 12/01/2046 ^(e)		8	8
4.250% due 05/15/2021 ^(e)(n)		1,323	1,335
4.250% due 08/01/2023 ^(e)(n)		600	621
4.300% due 03/15/2045 ^(e)		18	18
4.500% due 12/15/2041 ^(e)(n)		17	17
4.600% due 06/15/2043 ^(e)		26	27
4.650% due 08/01/2028 ^(e)(n)		631	672
4.750% due 02/15/2044 ^(e)(n)		513	546
5.125% due 11/15/2043 ^(e)(n)		826	900
5.400% due 01/15/2040 ^(e)		10	11
5.800% due 03/01/2037 ^(e)(n)		2,194	2,482
6.050% due 03/01/2034 ^(e)(n)		1,096	1,249

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	September 30, 2019 (Unaudited)

6.250% due 03/01/2039 ^(e)(n)		448	520
6.350% due 02/15/2038 ^(e)(n)		206	241
Petrobras Global Finance BV
5.093% due 01/15/2030 (n)		1,536	1,604
6.250% due 12/14/2026 (n)	GBP	2,484	3,621
6.625% due 01/16/2034		200	292
Rio Oil Finance Trust
9.250% due 07/06/2024 (n)		$1,323	1,483
9.750% due 01/06/2027 (n)		559	656
Southern California Edison Co.
3.650% due 03/01/2028		4	4
5.750% due 04/01/2035		8	10
6.000% due 01/15/2034		2	3
6.650% due 04/01/2029		48	59
Sprint Corp. 7.250% due 09/15/2021 (n)		190	203
Talen Energy Supply LLC 6.625% due 01/15/2028		16	16
Transocean Poseidon Ltd. 6.875% due 02/01/2027		80	83
			29,601
Total Corporate Bonds & Notes (Cost $213,895)			220,070
CONVERTIBLE BONDS & NOTES 0.0%
INDUSTRIALS 0.0%
Caesars Entertainment Corp. 5.000% due 10/01/2024		33	56
UTILITIES 0.0%
Ensco Jersey Finance Ltd. 3.000% due 01/31/2024		18	12
Total Convertible Bonds & Notes (Cost $73)			68
MUNICIPAL BONDS & NOTES 1.2%
ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2015
7.375% due 01/01/2033		52	62
7.750% due 01/01/2042		36	42
Chicago, Illinois General Obligation Bonds, Series 2017 7.045% due 01/01/2029		70	78
Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035		25	29
7.350% due 07/01/2035		15	18
Illinois State General Obligation Bonds, Series 2003 5.100% due 06/01/2033		165	179
			408
IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005 6.500% due 06/01/2023		120	122
WEST VIRGINIA 1.1%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (h)		28,100	1,834
7.467% due 06/01/2047		2,525	2,615
			4,449
Total Municipal Bonds & Notes (Cost $4,734)			4,979
U.S. GOVERNMENT AGENCIES 1.5%
Fannie Mae
5.568% due 07/25/2029 •		530	557
7.768% due 07/25/2029 •		720	850
Fannie Mae UMBS 4.000% due 10/01/2040		22	23
Freddie Mac
0.000% due 02/25/2046 (b)(h)(n)		4,160	3,807
0.100% due 05/25/2020 - 02/25/2046 (a)		88,066	60
0.793% due 10/25/2020 ~(a)		25,885	123
7.168% due 10/25/2029 •		750	867
Total U.S. Government Agencies (Cost $5,882)			6,287
NON-AGENCY MORTGAGE-BACKED SECURITIES 28.9%
American Home Mortgage Investment Trust 2.288% due 03/25/2037 •		3,769	2,375

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	September 30, 2019 (Unaudited)

Anthracite Ltd. 5.678% due 06/20/2041	2,295	306
Banc of America Alternative Loan Trust 12.500% due 09/25/2035 ^•	943	1,195
Banc of America Funding Trust
3.752% due 12/20/2034 ~	628	534
4.178% due 03/20/2036 ^~	553	534
4.417% due 10/20/2046 ^~	476	408
4.441% due 12/20/2036 ~	66	68
Banc of America Mortgage Trust 4.747% due 10/20/2046 ^~	77	52
Bancorp Commercial Mortgage Trust 5.778% due 08/15/2032 •(n)	3,800	3,848
Bayview Commercial Asset Trust 2.238% due 03/25/2037 •	114	109
BCAP LLC Trust 3.676% due 05/26/2037 ~	2,916	2,590
Bear Stearns Adjustable Rate Mortgage Trust
3.835% due 08/25/2047 ^~	226	205
3.838% due 03/25/2035 ~	16	16
4.020% due 06/25/2047 ^~	192	185
4.316% due 09/25/2034 ~	65	64
4.606% due 09/25/2034 ~	20	20
4.667% due 10/25/2036 ^~	419	413
Bear Stearns ALT-A Trust
2.338% due 06/25/2046 ^•	2,308	2,600
2.718% due 01/25/2035 •	137	137
3.786% due 05/25/2036 ^~	590	564
3.879% due 07/25/2035 ^~	303	270
3.945% due 08/25/2036 ^~	1,377	1,377
3.962% due 08/25/2036 ^~	404	273
3.972% due 04/25/2035 ~	237	225
3.992% due 11/25/2036 ^~	404	375
4.283% due 11/25/2035 ~	51	44
4.365% due 05/25/2035 ~	366	355
4.383% due 09/25/2034 ~	284	288
BRAD Resecuritization Trust
2.190% due 03/12/2021 «	2,312	58
6.550% due 03/12/2021 «	432	431
CBA Commercial Small Balance Commercial Mortgage 5.540% due 01/25/2039 ^þ	836	696
CD Commercial Mortgage Trust 5.398% due 12/11/2049 ~	40	27
CD Mortgage Trust 5.688% due 10/15/2048 (n)	4,402	2,277
Chase Mortgage Finance Trust
5.500% due 11/25/2021 ^	707	492
6.000% due 03/25/2037 ^	758	589
Citigroup Commercial Mortgage Trust 5.776% due 12/10/2049 ~	1,620	1,060
Citigroup Global Markets Mortgage Securities, Inc. 6.500% due 02/25/2029	192	196
Citigroup Mortgage Loan Trust 5.029% due 03/25/2037 ^~	1,300	1,129
Citigroup Mortgage Loan Trust, Inc. 5.500% due 11/25/2035 ^	467	454
Commercial Mortgage Lease-Backed Certificates 6.250% due 06/20/2031 ~	6,007	6,138
Commercial Mortgage Loan Trust 6.236% due 12/10/2049 ~(n)	2,246	1,475
Commercial Mortgage Trust 6.304% due 07/10/2046 ~(n)	2,170	2,216
Countrywide Alternative Loan Trust
2.268% due 06/25/2037 ^•	844	699
2.368% due 05/25/2036 ^•	1,546	679
2.368% due 08/25/2036 ^•	1,202	747
5.500% due 10/25/2035 ^	248	236
5.500% due 12/25/2035 ^	1,237	1,028
5.750% due 05/25/2036 ^	232	168
6.000% due 11/25/2035 ^	350	117
6.000% due 04/25/2036 ^	273	223
6.000% due 04/25/2037 ^	542	369
6.500% due 09/25/2032 ^	327	325
6.500% due 07/25/2035 ^	301	247
6.500% due 06/25/2036 ^	428	323
Countrywide Home Loan Mortgage Pass-Through Trust
3.371% due 03/25/2037 ^~	894	772
3.803% due 08/25/2034 ^~	31	30
3.888% due 03/25/2046 ^•	2,021	1,388
3.916% due 06/20/2035 ~	129	128
3.960% due 11/25/2035 ^~	1,452	1,328
4.015% due 08/20/2035 ^~	60	59
4.409% due 09/25/2047 ^~	623	617
5.500% due 08/25/2035 ^	64	56
Credit Suisse First Boston Mortgage Securities Corp. 7.500% due 05/25/2032	1,130	1,247

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	September 30, 2019 (Unaudited)

Credit Suisse Mortgage Capital Certificates 2.766% (LIBOR01M) due 11/30/2037 ~(n)		9,500	8,640
Credit Suisse Mortgage Capital Mortgage-Backed Trust
2.618% due 07/25/2036 ^•		473	134
5.896% due 04/25/2036 þ		396	300
6.500% due 05/25/2036 ^		371	217
Credit Suisse Mortgage Capital Trust 6.500% due 07/26/2036 ^		443	211
Debussy DTC PLC 5.930% due 07/12/2025 (n)	GBP	6,544	8,041
Deutsche ALT-A Securities, Inc. Mortgage Loan Trust 2.168% due 02/25/2047 •		$501	385
Deutsche ALT-B Securities, Inc. Mortgage Loan Trust 6.250% due 07/25/2036 ^~		68	64
Deutsche Mortgage Securities, Inc. Mortgage Loan Trust 5.500% due 09/25/2033		93	98
Downey Savings & Loan Association Mortgage Loan Trust 2.237% due 04/19/2047 ^•		313	291
Eurosail PLC
2.385% due 09/13/2045 •	GBP	1,701	1,995
3.035% due 09/13/2045 •		1,232	1,448
4.635% due 09/13/2045 •		1,056	1,410
First Horizon Alternative Mortgage Securities Trust
4.010% due 05/25/2036 ^~		$982	897
4.090% due 11/25/2036 ^~		892	757
4.157% due 02/25/2036 ~		54	46
4.182% due 08/25/2035 ^~		35	7
6.250% due 11/25/2036 ^		82	55
First Horizon Mortgage Pass-Through Trust
4.045% due 07/25/2037 ^~		36	30
4.711% due 01/25/2037 ^~		477	423
GE Commercial Mortgage Corp. Trust 5.606% due 12/10/2049 ~		1,014	852
GMAC Mortgage Corp. Loan Trust 4.127% due 07/19/2035 ~		36	35
GreenPoint Mortgage Funding Trust 2.198% due 01/25/2037 •		876	851
GS Mortgage Securities Corp. Trust 4.744% due 10/10/2032 ~		3,100	3,063
GS Mortgage Securities Trust 1.471% due 08/10/2043 ~(a)		7,476	54
GSR Mortgage Loan Trust
2.468% due 07/25/2037 ^•		326	132
4.384% due 01/25/2036 ^~		714	729
4.801% due 12/25/2034 ~		22	22
6.000% due 09/25/2034		228	237
HarborView Mortgage Loan Trust
2.247% due 02/19/2046 •		1,406	1,409
2.267% due 11/19/2036 •		2,401	2,216
2.617% due 06/19/2034 •		172	171
2.697% due 01/19/2035 •		189	184
4.425% due 08/19/2036 ^~		170	160
HomeBanc Mortgage Trust 2.268% due 03/25/2035 •		202	178
IM Pastor Fondo de Titulizacion de Activos 0.000% due 03/22/2044 •	EUR	523	527
Impac CMB Trust 2.538% due 11/25/2035 ^•(n)		$263	246
IndyMac Mortgage Loan Trust
2.478% due 04/25/2035 •		125	119
2.818% due 08/25/2034 •		156	149
2.878% due 09/25/2034 •		336	330
3.397% due 06/25/2037 ^~		260	245
3.800% due 05/25/2037 ^~		2,740	2,635
3.820% due 11/25/2036 ^~		832	832
4.306% due 12/25/2036 ^~		850	817
JPMorgan Alternative Loan Trust
4.236% due 05/25/2036 ^~		316	239
5.500% due 11/25/2036 ^~		8	6
JPMorgan Chase Commercial Mortgage Securities Trust 5.927% due 01/12/2043 ~		130	131
JPMorgan Mortgage Trust
4.120% due 10/25/2036 ^~		30	27
4.191% due 05/25/2036 ^~		465	464
4.577% due 07/25/2035 ~		69	70
6.000% due 08/25/2037 ^		507	401
Landmark Mortgage Securities PLC
0.000% due 06/17/2038 •	EUR	158	169
1.003% due 06/17/2038 •	GBP	415	496
Lehman Mortgage Trust
5.726% due 04/25/2036 ^~		$255	226
6.000% due 05/25/2037 ^		1,037	1,051
MASTR Adjustable Rate Mortgages Trust
3.186% due 01/25/2047 ^•		308	444
3.928% due 10/25/2034 ~		421	398

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	September 30, 2019 (Unaudited)

Morgan Stanley Mortgage Loan Trust
4.165% due 07/25/2035 ^~		1,128	1,058
4.350% due 01/25/2035 ^~		229	189
5.750% due 12/25/2035 ^		325	305
6.000% due 08/25/2037 ^		227	175
Mortgage Equity Conversion Asset Trust 4.000% due 07/25/2060		567	550
Motel 6 Trust 8.954% due 08/15/2024 •		4,368	4,448
Prime Mortgage Trust
2.368% due 06/25/2036 ^•		3,002	1,973
7.000% due 07/25/2034		145	144
Regal Trust 2.644% due 09/29/2031 •		1	1
Residential Accredit Loans, Inc. Trust
2.228% due 06/25/2037 •		1,473	1,304
5.500% due 04/25/2037		89	83
6.000% due 08/25/2035 ^		496	501
6.000% due 01/25/2037 ^		420	401
Residential Asset Securitization Trust
6.000% due 03/25/2037 ^		422	244
6.000% due 07/25/2037 ^		6,820	4,274
Residential Funding Mortgage Securities, Inc. Trust
5.465% due 07/27/2037 ^~		177	157
6.000% due 06/25/2037 ^		292	288
Sequoia Mortgage Trust 4.164% due 01/20/2038 ^~		202	192
Structured Adjustable Rate Mortgage Loan Trust 4.246% due 01/25/2036 ^~		932	701
Structured Asset Mortgage Investments Trust
2.228% due 08/25/2036 ^•		1,860	1,764
2.478% due 05/25/2045 •		123	124
Structured Asset Securities Corp. Mortgage Pass-Through Certificates 4.379% due 01/25/2034 ~		263	269
TBW Mortgage-Backed Trust 6.000% due 07/25/2036 ^		279	205
Theatre Hospitals PLC
4.517% due 10/15/2031 •	GBP	234	265
4.940% due 12/15/2024 «(l)		5	0
WaMu Mortgage Pass-Through Certificates Trust
2.655% due 07/25/2046 •		$1,755	1,707
3.567% due 03/25/2037 ^~		410	389
3.680% due 11/25/2036 ^~		236	233
3.698% due 07/25/2037 ^~		2,023	1,730
3.730% due 06/25/2037 ^~		1,209	1,159
3.814% due 07/25/2037 ^~		978	919
4.519% due 03/25/2033 ~		59	61
Washington Mutual Mortgage Pass-Through Certificates Trust
3.296% due 10/25/2046 ^•		426	384
3.725% due 06/25/2033 ~		67	70
Wells Fargo Mortgage-Backed Securities Trust
2.518% due 07/25/2037 ^•		134	119
4.598% due 10/25/2036 ^~		12	12
4.853% due 09/25/2036 ^~		11	11
Total Non-Agency Mortgage-Backed Securities (Cost $110,445)			119,627
ASSET-BACKED SECURITIES 31.9%
Acacia CDO 5 Ltd.
2.567% due 11/08/2039 •		1,058	1,055
3.037% due 11/08/2039 •		9,100	4,831
Access Financial Manufactured Housing Contract Trust 7.650% due 05/15/2021		200	25
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
3.743% due 05/25/2034 •		154	157
4.868% due 08/25/2032 •		688	691
Asset-Backed Funding Certificates Trust
2.168% due 10/25/2036 •(n)		4,850	4,628
2.578% due 10/25/2033 •		167	161
2.678% due 03/25/2035 •		4,431	4,388
Bear Stearns Asset-Backed Securities Trust
2.019% due 09/25/2034 •		435	425
4.349% due 07/25/2036 ~		375	370
Bombardier Capital Mortgage Securitization Corp. 7.830% due 06/15/2030 ~		3,549	1,235
Conseco Finance Corp.
6.220% due 03/01/2030		43	44
6.530% due 02/01/2031 ~		918	896
Conseco Finance Securitizations Corp.
7.770% due 09/01/2031 þ		661	742
7.960% due 05/01/2031		1,570	865
8.060% due 09/01/2029 ~		2,924	1,277
9.163% due 03/01/2033 ~		2,575	2,386
Countrywide Asset-Backed Certificates
2.158% due 06/25/2035 •		7,197	6,573
2.268% due 01/25/2037 •(n)		15,575	15,152

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	September 30, 2019 (Unaudited)

2.358% due 12/25/2036 ^•		424	284
2.578% due 08/25/2032 ^•		309	295
3.293% due 02/25/2035 •		1,336	1,350
Countrywide Asset-Backed Certificates Trust 4.693% due 10/25/2035 ~		2	2
Countrywide Asset-Backed Certificates Trust, Inc. 2.798% due 11/25/2034 •(n)		237	239
Crecera Americas LLC 5.563% due 08/31/2020 •		6,000	6,009
Credit Suisse First Boston Mortgage Securities Corp. 3.068% due 02/25/2031 •		1,150	1,181
Credit-Based Asset Servicing & Securitization CBO Corp. 2.362% due 09/06/2041 •		7,846	753
Credit-Based Asset Servicing & Securitization LLC 3.338% due 12/25/2035 •		1,377	1,380
Euromax ABS PLC 0.000% due 11/10/2095 •	EUR	5,000	4,960
Greenpoint Manufactured Housing 8.300% due 10/15/2026 ~		$319	338
Home Equity Asset Trust 4.418% due 10/25/2033 •		14	13
Home Equity Loan Trust 2.358% due 04/25/2037 •(n)		8,700	7,449
Home Equity Mortgage Loan Asset-Backed Trust
2.258% due 04/25/2037 •		13,382	10,092
2.338% due 04/25/2037 •		4,174	3,795
JPMorgan Mortgage Acquisition Trust
2.098% due 08/25/2036 •		7	4
2.208% due 03/25/2047 •		1,849	1,817
KGS-Alpha SBA COOF Trust 1.106% due 04/25/2038 «~(a)		707	16
Lehman ABS Mortgage Loan Trust 2.108% due 06/25/2037 •		5,203	3,791
Long Beach Mortgage Loan Trust
2.208% due 02/25/2036 •		2,826	2,410
2.288% due 05/25/2046 •		3,230	1,495
2.723% due 11/25/2035 •(n)		4,044	3,443
4.493% due 03/25/2032 •		10	11
Marlette Funding Trust 0.000% due 09/17/2029 «(h)		3	1,326
Morgan Stanley ABS Capital, Inc. Trust 3.053% due 01/25/2035 •		573	364
Morgan Stanley Dean Witter Capital, Inc. Trust 3.443% due 02/25/2033 •		161	162
National Collegiate Commutation Trust
0.000% due 03/25/2038		3,200	1,280
0.000% due 03/25/2038 •		7,200	2,896
NovaStar Mortgage Funding Trust 2.188% due 11/25/2036 •		1,327	584
Oakwood Mortgage Investors, Inc. 2.258% due 06/15/2032 •		12	12
Option One Mortgage Loan Trust 5.662% due 01/25/2037 ^þ		6	6
Origen Manufactured Housing Contract Trust 8.150% due 03/15/2032 þ		829	849
Ownit Mortgage Loan Trust 3.255% due 10/25/2035 þ		2,019	1,287
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates 3.893% due 10/25/2034 •		1,161	1,148
Residential Asset Mortgage Products Trust 3.143% due 08/25/2033 •		527	524
Saxon Asset Securities Trust 2.993% due 12/26/2034 •		629	599
Securitized Asset-Backed Receivables LLC Trust
2.248% due 02/25/2037 ^•		295	176
2.693% due 01/25/2035 •		18	17
SLM Student Loan Trust 0.000% due 01/25/2042 «(h)		2	1,294
SMB Private Education Loan Trust 0.000% due 10/15/2048 «(h)		1	827
SoFi Professional Loan Program LLC
0.000% due 01/25/2039 (h)		2,540	806
0.000% due 09/25/2040 (h)		1,094	594
Soloso CDO Ltd. 2.623% due 10/07/2037 •		1,300	1,074
South Coast Funding Ltd. 2.563% due 01/06/2041 •		38,685	9,306
Specialty Underwriting & Residential Finance Trust 2.168% due 06/25/2037 •		4,967	3,550
Structured Asset Investment Loan Trust 2.458% due 01/25/2036 •(n)		5,349	5,225
Structured Asset Securities Corp. Mortgage Loan Trust 2.318% due 06/25/2035 •		206	205
Talon Funding Ltd. 2.617% due 06/05/2035 •		725	192

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	September 30, 2019 (Unaudited)

UCFC Home Equity Loan Trust 7.750% due 04/15/2030 ~		612	594
Total Asset-Backed Securities (Cost $120,996)			131,925
SOVEREIGN ISSUES 4.1%
Argentina Government International Bond
3.375% due 01/15/2023	EUR	100	42
3.380% due 12/31/2038 þ		3,180	1,345
5.250% due 01/15/2028		100	42
6.250% due 11/09/2047		100	44
7.820% due 12/31/2033		6,784	3,581
51.603% (BADLARPP) due 10/04/2022 ~(a)	ARS	36	1
55.469% (BADLARPP + 2.000%) due 04/03/2022 ~(a)		39,677	295
62.614% (BADLARPP + 3.250%) due 03/01/2020 ~(a)		400	3
79.499% (ARLLMONP) due 06/21/2020 ~(a)		87,690	662
Autonomous City of Buenos Aires Argentina 62.660% due 03/29/2024 •(a)		99,505	929
Peru Government International Bond
5.400% due 08/12/2034	PEN	9	3
5.940% due 02/12/2029		2,494	837
6.150% due 08/12/2032		1,364	462
6.350% due 08/12/2028		3,215	1,111
6.900% due 08/12/2037		40	15
6.950% due 08/12/2031		744	269
8.200% due 08/12/2026		2,074	781
Provincia de Buenos Aires 57.850% (BADLARPP + 3.750%) due 04/12/2025 ~(a)	ARS	241,565	1,469
Republic of South Africa Government International Bond
4.850% due 09/30/2029		$800	798
5.750% due 09/30/2049		800	797
Turkey Government International Bond
3.250% due 06/14/2025	EUR	100	105
4.625% due 03/31/2025		1,100	1,233
5.200% due 02/16/2026		400	456
7.625% due 04/26/2029 (n)		$1,500	1,598
Venezuela Government International Bond
6.000% due 12/09/2020 ^(e)		165	19
8.250% due 10/13/2024 ^(e)		19	2
9.250% due 09/15/2027 ^(e)		198	22
Total Sovereign Issues (Cost $31,002)			16,921
		SHARES
COMMON STOCKS 1.4%
COMMUNICATION SERVICES 0.3%
Clear Channel Outdoor Holdings, Inc. (f)		363,781	917
iHeartMedia, Inc.		272	4
iHeartMedia, Inc. 'A' (f)		20,232	303
			1,224
CONSUMER DISCRETIONARY 0.6%
Caesars Entertainment Corp. (f)		219,638	2,561
ENERGY 0.1%
Dommo Energia S.A. «(f)(l)		519,772	548
Dommo Energia S.A. SP - ADR «(f)		1,108	15
Forbes Energy Services Ltd. (f)(l)		29,625	18
			581
INDUSTRIALS 0.0%
Sierra Hamilton Holder LLC «(l)		200,912	38
Westmoreland Mining Holdings LLC «(l)		90	1
			39
UTILITIES 0.4%
Eneva S.A. (f)(l)		4,214	31
Eneva S.A. (l)		11,589	86
TexGen Power LLC «		33,708	1,483
			1,600
Total Common Stocks (Cost $7,804)			6,005
WARRANTS 0.6%
COMMUNICATION SERVICES 0.5%
iHeartMedia, Inc.		131,768	1,976

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	September 30, 2019 (Unaudited)

INDUSTRIALS 0.1%
Sequa Corp. - Exp. 04/28/2024 «		279,000	443
Total Warrants (Cost $2,857)			2,419
PREFERRED SECURITIES 3.5%
BANKING & FINANCE 1.8%
Nationwide Building Society 10.250% ~(n)		38,245	7,383
INDUSTRIALS 1.7%
Sequa Corp. (12.000% PIK) 12.000% « (d)		6,311	6,984
Total Preferred Securities (Cost $12,329)			14,367
REAL ESTATE INVESTMENT TRUSTS 1.8%
REAL ESTATE 1.8%
VICI Properties, Inc.		340,104	7,703
Total Real Estate Investment Trusts (Cost $4,976)			7,703
SHORT-TERM INSTRUMENTS 0.9%
REPURCHASE AGREEMENTS (m) 0.3%			1,236
		PRINCIPAL AMOUNT (000s)
ARGENTINA TREASURY BILLS 0.1%
(5.402)% due 04/28/2020 - 08/27/2020 (g)(h)	ARS	27,064	280
U.S. TREASURY BILLS 0.5%
1.914% due 10/22/2019 (h)(i)(q)		$2,026	2,024
Total Short-Term Instruments (Cost $4,046)			3,540
Total Investments in Securities (Cost $586,051)			598,397
Total Investments 144.6% (Cost $586,051)			$598,397
Financial Derivative Instruments (o)(p) (0.2)%(Cost or Premiums, net $(5,776))			(1,001)
Other Assets and Liabilities, net (44.4)%			(183,444)
Net Assets 100.0%			$413,952

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	September 30, 2019 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

¤	The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.
^	Security is in default.
«	Security valued using significant unobservable inputs (Level 3).
~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. Reference rate is as of reset date, which may vary by security. These securities may not indicate a reference rate and/or spread in their description.
•	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.
þ	Coupon represents a rate which changes periodically based on a predetermined schedule or event. Rate shown is the rate in effect as of period end.
(a)	Interest only security.
(b)	Principal only security.
(c)	When-issued security.
(d)	Payment in-kind security.
(e)	Security is not accruing income as of the date of this report.
(f)	Security did not produce income within the last twelve months.
(g)	Coupon represents a weighted average yield to maturity.
(h)	Zero coupon security.
(i)	Coupon represents a yield to maturity.
(j)	Perpetual maturity; date shown, if applicable, represents next contractual call date.
(k)	Contingent convertible security.
(l)	RESTRICTED SECURITIES:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Dommo Energia S.A.	12/21/2017 - 12/26/2017	$135	$548	0.13%
Eneva S.A.	12/21/2017 - 03/25/2019	73	117	0.03
Forbes Energy Services Ltd.	03/11/2014 - 07/31/2014	1,470	18	0.00
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	2,900	3,118	0.76
Project OMNI Senior 3.000% due 09/03/2026	03/26/2019	10,909	10,892	2.63
Sierra Hamilton Holder LLC	07/31/2017	51	38	0.01
Theatre Hospitals PLC 4.940% due 12/15/2024	12/17/2018	0	0	0.00
Westmoreland Mining Holdings LLC	03/26/2019	0	1	0.00
		$15,538	$14,732	3.56%

BORROWINGS AND OTHER FINANCING TRANSACTIONS

(m)	REPURCHASE AGREEMENTS:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received(1)
FICC	1.500%	09/30/2019	10/01/2019	$1,236	U.S. Treasury Notes 2.375% due 03/15/2021	$(1,263)	$1,236	$1,236
Total Repurchase Agreements						$(1,263)	$1,236	$1,236

REVERSE REPURCHASE AGREEMENTS:

Counterparty	Borrowing Rate(2)	Settlement Date	Maturity Date		Amount Borrowed(2)	Payable for Reverse Repurchase Agreements
BOS	3.007%	09/06/2019	10/07/2019		$(12,842)	$(12,869)
BPS	(0.300)	09/30/2019	10/30/2019	EUR	(458)	(499)
	(0.270)	09/26/2019	12/02/2019		(508)	(553)
	0.950	09/24/2019	10/24/2019	GBP	(2,094)	(2,575)
	0.950	09/30/2019	10/30/2019		(4,239)	(5,212)
	0.980	09/30/2019	10/30/2019		(53)	(65)
	2.420	09/03/2019	10/04/2019		$(295)	(296)
	2.700	08/22/2019	11/22/2019		(1,552)	(1,557)

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	September 30, 2019 (Unaudited)

	3.160	08/14/2019	11/14/2019		(5,383)	(5,406)
BRC	2.100	09/23/2019	TBD(3)		(798)	(798)
	3.100	06/27/2019	12/27/2019		(2,145)	(2,165)
	3.168	08/16/2019	11/15/2019		(3,809)	(3,824)
	3.258	08/14/2019	11/14/2019		(2,538)	(2,549)
CEW	2.600	09/23/2019	10/22/2019		(1,306)	(1,307)
CIW	2.450	09/23/2019	10/22/2019		(366)	(366)
FOB	2.330	09/16/2019	10/17/2019		(1,453)	(1,454)
	2.420	09/20/2019	10/10/2019		(2,324)	(2,326)
JML	(1.850)	09/30/2019	TBD(3)	EUR	(4,400)	(4,796)
	(0.320)	08/27/2019	11/27/2019		(167)	(182)
	(0.300)	08/26/2019	11/26/2019		(389)	(424)
	(0.300)	08/27/2019	11/27/2019		(199)	(217)
	(0.200)	08/27/2019	11/27/2019		(261)	(284)
	0.300	08/21/2019	11/26/2019		(359)	(391)
	0.900	08/27/2019	11/27/2019	GBP	(1,846)	(2,272)
	0.950	08/12/2019	11/12/2019		(1,796)	(2,212)
	0.950	08/27/2019	11/27/2019		(4,186)	(5,151)
	0.950	09/03/2019	12/03/2019		(182)	(224)
	0.950	09/04/2019	12/04/2019		(1,831)	(2,253)
	1.130	09/23/2019	12/20/2019		(475)	(585)
	2.550	09/24/2019	10/08/2019		$(7,696)	(7,700)
MEI	2.570	09/30/2019	10/30/2019		(1,406)	(1,406)
MSB	3.324	08/19/2019	08/19/2020		(6,323)	(6,348)
NOM	2.500	09/30/2019	10/16/2019		(1,831)	(1,831)
	2.500	10/01/2019	10/16/2019		(376)	(376)
	2.640	09/03/2019	10/04/2019		(6,758)	(6,772)
	2.650	09/30/2019	10/16/2019		(3,680)	(3,680)
	2.650	10/01/2019	10/16/2019		(3,159)	(3,159)
RDR	2.300	09/04/2019	10/04/2019		(1,969)	(1,972)
	2.410	08/12/2019	10/11/2019		(1,264)	(1,268)
RTA	2.453	09/13/2019	10/15/2019		(252)	(252)
	2.482	09/11/2019	10/08/2019		(1,520)	(1,522)
	2.581	08/20/2019	10/18/2019		(523)	(525)
	2.604	08/14/2019	10/11/2019		(1,439)	(1,444)
	2.604	08/15/2019	10/11/2019		(353)	(354)
	2.605	08/15/2019	10/11/2019		(722)	(724)
	2.779	08/14/2019	10/11/2019		(356)	(357)
	3.063	09/25/2019	03/25/2020		(1,062)	(1,063)
	3.124	09/12/2019	11/12/2019		(4,576)	(4,584)
	3.189	08/06/2019	11/06/2019		(3,933)	(3,953)
SAL	2.792	09/09/2019	10/15/2019		(1,773)	(1,776)
SOG	2.550	09/09/2019	11/08/2019		(613)	(614)
	2.600	09/13/2019	10/16/2019		(838)	(839)
	2.640	09/05/2019	10/08/2019		(1,988)	(1,992)
	2.650	08/23/2019	11/21/2019		(5,190)	(5,205)
	2.660	08/20/2019	10/18/2019		(3,587)	(3,598)
	2.710	08/16/2019	11/15/2019		(1,435)	(1,440)
	2.710	09/09/2019	11/14/2019		(1,406)	(1,408)
UBS	(0.250)	07/24/2019	10/24/2019	EUR	(1,384)	(1,507)
	0.950	08/22/2019	11/22/2019	GBP	(4,021)	(4,949)
	0.950	08/28/2019	11/28/2019		(2,725)	(3,354)
	1.625	07/15/2019	10/15/2019		(3,837)	(4,735)
	2.495	09/25/2019	10/28/2019		$(2,891)	(2,892)
	2.500	09/23/2019	TBD(3)		(7,743)	(7,747)
	2.500	09/25/2019	TBD(3)		(697)	(697)
	2.500	09/27/2019	10/25/2019		(1,182)	(1,182)
	2.500	09/27/2019	TBD(3)		(1,069)	(1,069)
	2.560	09/06/2019	12/06/2019		(2,520)	(2,524)
	2.560	09/09/2019	12/06/2019		(757)	(758)
	2.570	09/12/2019	11/12/2019		(2,868)	(2,872)
	2.570	09/13/2019	12/13/2019		(3,890)	(3,895)
	2.600	08/21/2019	11/21/2019		(2,574)	(2,582)
	2.606	08/22/2019	10/16/2019		(2,161)	(2,167)
	2.610	08/14/2019	11/14/2019		(2,106)	(2,113)
	2.610	09/06/2019	12/06/2019		(350)	(351)
	2.630	08/13/2019	11/13/2019		(2,376)	(2,385)
	2.660	09/06/2019	12/06/2019		(368)	(369)
	2.676	09/05/2019	12/06/2019		(3,877)	(3,884)
	2.700	08/21/2019	11/21/2019		(1,798)	(1,804)
	2.706	08/20/2019	10/16/2019		(723)	(725)
	2.730	08/13/2019	11/13/2019		(1,102)	(1,106)
	2.740	08/02/2019	11/01/2019		(6,673)	(6,703)
	2.750	07/18/2019	10/18/2019		(13,195)	(13,271)
	2.780	08/13/2019	11/13/2019		(1,727)	(1,734)
Total Reverse Repurchase Agreements						$(206,349)

(n)	Securities with an aggregate market value of $242,721 have been pledged as collateral under the terms of master agreements as of September 30, 2019.

(1)	Includes accrued interest.

(2)	The average amount of borrowings outstanding during the period ended September 30, 2019 was $(189,955) at a weighted average interest rate of 2.658%. Average borrowings may include reverse repurchase agreements and sale-buyback transactions, if held during the period.

(3)	Open maturity reverse repurchase agreement.

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	September 30, 2019 (Unaudited)

(o)	FINANCIAL DERIVATIVE INSTRUMENTS: EXCHANGE-TRADED OR CENTRALLY CLEARED

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE ISSUES - SELL PROTECTION(1)

									Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2019(2)	Notional Amount(3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value(4)	Asset	Liability
Bombardier, Inc.	5.000%	Quarterly	06/20/2024	4.513%	$800	$(2)	$19	$17	$2	$0
Frontier Communications Corp.	5.000	Quarterly	06/20/2020	175.493	4,200	(139)	(1,948)	(2,087)	0	(54)
Sprint Communications, Inc.	5.000	Quarterly	12/20/2021	0.850	1,000	22	70	92	0	(1)
						$(119)	$(1,859)	$(1,978)	$2	$(55)

INTEREST RATE SWAPS

										Variation Margin
Pay/ Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date		Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month CAD-Bank Bill	3.300%	Semi-Annual	06/19/2024	CAD	13,300	$618	$133	$751	$0	$(5)
Receive	3-Month CAD-Bank Bill	3.500	Semi-Annual	06/20/2044		4,400	(154)	(948)	(1,102)	9	0
Pay	3-Month USD-LIBOR	2.860	Semi-Annual	04/26/2023		$8,700	(24)	496	472	0	0
Pay	3-Month USD-LIBOR	2.750	Semi-Annual	12/19/2023		35,800	(332)	2,383	2,051	0	(7)
Pay	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		22,000	(1,596)	1,624	28	0	(7)
Pay	3-Month USD-LIBOR	2.500	Semi-Annual	12/20/2027		9,100	152	587	739	0	(5)
Pay	3-Month USD-LIBOR	2.250	Semi-Annual	06/20/2028		52,200	(3,333)	6,625	3,292	0	(15)
Pay	3-Month USD-LIBOR	3.000	Semi-Annual	06/19/2029		21,300	1,691	1,242	2,933	0	(6)
Receive(5)	3-Month USD-LIBOR	2.000	Semi-Annual	01/15/2050		1,200	(9)	(73)	(82)	0	(1)
Receive(5)	3-Month USD-LIBOR	1.625	Semi-Annual	02/03/2050		2,300	(2)	52	50	0	(3)
Receive(5)	3-Month USD-LIBOR	2.250	Semi-Annual	03/12/2050		2,800	(8)	(353)	(361)	0	(3)
Pay	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	06/17/2025	AUD	5,200	129	395	524	0	(8)
Receive(5)	6-Month EUR-EURIBOR	0.150	Annual	03/18/2030	EUR	10,100	185	(148)	37	12	0
Receive(5)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2030	GBP	22,950	239	(548)	(309)	0	(94)
Receive(5)	6-Month GBP-LIBOR	0.750	Semi-Annual	03/18/2050		6,000	126	(231)	(105)	17	0
							$(2,318)	$11,236	$8,918	$38	$(154)
Total Swap Agreements							$(2,437)	$9,377	$6,940	$40	$(209)

Cash of $8,819 has been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2019.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	This instrument has a forward starting effective date.
(p)	FINANCIAL DERIVATIVE INSTRUMENTS: OVER THE COUNTER

FORWARD FOREIGN CURRENCY CONTRACTS:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	10/2019		$40,209	GBP	32,633	$0	$(86)
	11/2019	GBP	32,633		$40,264	86	0
BPS	10/2019	EUR	16,359		17,930	100	0
	10/2019		$20,233	EUR	18,390	0	(189)
	11/2019		5,692		5,198	0	(12)

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	September 30, 2019 (Unaudited)

	12/2019	PEN	1,986		$588	1	0
BRC	10/2019		$23,845	EUR	21,808	0	(75)
	11/2019	EUR	21,808		$23,903	74	0
CBK	10/2019	CAD	258		194	0	(1)
	10/2019	EUR	561		619	7	0
	10/2019	GBP	34,432		42,085	41	(292)
	10/2019		$2,906	GBP	2,334	0	(36)
	10/2019		1,009	TRY	5,798	15	0
	11/2019		3,866	RUB	255,394	50	0
DUB	10/2019	BRL	2,919		$701	0	(1)
	10/2019		$701	BRL	2,918	2	0
GLM	10/2019	EUR	144		$159	2	0
	10/2019	GBP	499		617	3	0
	10/2019		$1,025	TRY	5,993	33	0
	11/2019		644	ARS	42,455	0	(26)
HUS	10/2019	GBP	439		$536	0	(4)
	10/2019		$261	ARS	16,893	5	(1)
	10/2019		496	GBP	403	0	(1)
JPM	10/2019	ARS	106,903		$1,664	0	(18)
	10/2019	MXN	72,746		3,777	95	0
	10/2019		$3,713	MXN	72,746	0	(31)
	01/2020		3,713		72,746	0	(90)
MYI	10/2019	EUR	9,984		$10,909	27	0
	11/2019		9,984		10,949	40	0
SCX	10/2019	BRL	2,918		701	0	(2)
	10/2019	EUR	23,134		25,673	458	0
	10/2019		$705	BRL	2,918	0	(3)
	11/2019	BRL	2,918		$704	3	0
	11/2019		$5,289	GBP	4,291	0	(6)
SOG	12/2019		2,199	RUB	148,788	72	0
Total Forward Foreign Currency Contracts						$1,114	$(874)

SWAP AGREEMENTS:

CREDIT DEFAULT SWAPS ON CORPORATE AND SOVEREIGN ISSUES - SELL PROTECTION(1)

									Swap Agreements, at Value(4)
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2019(2)	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BOA	Russia Government International Bond	1.000%	Quarterly	06/20/2024	0.785%	$400	$(40)	$44	$4	$0
BRC	Russia Government International Bond	1.000	Quarterly	06/20/2024	0.785	400	(46)	50	4	0
	Russia Government International Bond	1.000	Quarterly	09/20/2024	0.827	300	(25)	28	3	0
CBK	Russia Government International Bond	1.000	Quarterly	06/20/2024	0.785	500	(53)	58	5	0
	Russia Government International Bond	1.000	Quarterly	09/20/2024	0.827	300	(26)	29	3	0
GST	Russia Government International Bond	1.000	Quarterly	03/20/2020	0.172	100	(19)	19	0	0
	Russia Government International Bond	1.000	Quarterly	06/20/2024	0.785	200	(23)	25	2	0
	Teva Pharmaceutical Finance Co. BV	1.000	Quarterly	06/20/2022	6.087	100	(6)	(6)	0	(12)
HUS	Russia Government International Bond	1.000	Quarterly	06/20/2024	0.785	130	(13)	14	1	0
	Russia Government International Bond	1.000	Quarterly	09/20/2024	0.827	69	(9)	10	1	0
JPM	Russia Government International Bond	1.000	Quarterly	06/20/2024	0.785	200	(18)	20	2	0
							$(278)	$291	$25	$(12)

CREDIT DEFAULT SWAPS ON CREDIT INDICES - SELL PROTECTION(1)

								Swap Agreements, at Value(4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount(3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	ABX.HE.AA.6-1 Index	0.320%	Monthly	07/25/2045	$12,283	$(2,444)	$1,772	$0	$(672)
	ABX.HE.PENAAA.7-1 Index	0.090	Monthly	08/25/2037	3,183	(617)	204	0	(413)
						$(3,061)	$1,976	$0	$(1,085)
Total Swap Agreements						$(3,339)	$2,267	$25	$(1,097)

(q)	Securities with an aggregate market value of $2,024 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2019.
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	September 30, 2019 (Unaudited)

(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate or sovereign issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices' credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

FAIR VALUE MEASUREMENTS

The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the Fund's assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2019
Investments in Securities, at Value
Loan Participations and Assignments	$0	$53,168	$11,318	$64,486
Corporate Bonds & Notes
Banking & Finance	0	85,145	3,118	88,263
Industrials	0	102,206	0	102,206
Utilities	0	29,601	0	29,601
Convertible Bonds & Notes
Industrials	0	56	0	56
Utilities	0	12	0	12
Municipal Bonds & Notes
Illinois	0	408	0	408
Iowa	0	122	0	122
West Virginia	0	4,449	0	4,449
U.S. Government Agencies	0	6,287	0	6,287
Non-Agency Mortgage-Backed Securities	0	119,138	489	119,627
Asset-Backed Securities	0	128,462	3,463	131,925
Sovereign Issues	0	16,921	0	16,921
Common Stocks
Communication Services	1,220	4	0	1,224
Consumer Discretionary	2,561	0	0	2,561
Energy	18	0	563	581
Industrials	0	0	39	39
Utilities	117	0	1,483	1,600
Warrants
Communication Services	0	1,976	0	1,976
Industrials	0	0	443	443
Preferred Securities
Banking & Finance	0	7,383	0	7,383
Industrials	0	0	6,984	6,984
Real Estate Investment Trusts
Real Estate	7,703	0	0	7,703
Short-Term Instruments
Repurchase Agreements	0	1,236	0	1,236
Argentina Treasury Bills	0	280	0	280
U.S. Treasury Bills	0	2,024	0	2,024

Total Investments	$11,619	$558,878	$27,900	$598,397

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	40	0	40
Over the counter	0	1,139	0	1,139
	$0	$1,179	$0	$1,179
Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(209)	0	(209)
Over the counter	0	(1,971)	0	(1,971)
	$0	$(2,180)	$0	$(2,180)
Total Financial Derivative Instruments	$0	$(1,001)	$0	$(1,001)

Totals	$11,619	$557,877	$27,900	$597,396

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2019:

Category and Subcategory	Beginning Balance at 06/30/2019	Net Purchases	Net Sales/Settlements	Accrued Discounts/ (Premiums)	Realized Gain/(Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2019	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2019 (1)
Investments in Securities, at Value

Schedule of Investments PIMCO Income Opportunity Fund (Cont.)	September 30, 2019 (Unaudited)

Loan Participations and Assignments	$4,501	$11,046	$(100)	$23	$1	$(565)	$0	$(3,588)	$11,318	$(13)
Corporate Bonds & Notes
Banking & Finance	2,995	0	0	0	0	123	0	0	3,118	123
Non-Agency Mortgage-Backed Securities	513	0	(16)	1	0	(9)	0	0	489	(9)
Asset-Backed Securities	2,332	0	0	(2)	0	(193)	1,326	0	3,463	(193)
Common Stocks
Energy	379	0	0	0	0	184	0	0	563	184
Industrials	58	0	0	0	0	(19)	0	0	39	(19)
Utilities	1,323	0	0	0	0	160	0	0	1,483	160
Warrants
Industrials	329	0	0	0	0	114	0	0	443	114
Preferred Securities
Industrials	6,546	181	0	0	0	257	0	0	6,984	257

Totals	$18,976	$11,227	$(116)	$22	$1	$52	$1,326	$(3,588)	$27,900	$604

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2019	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$9	Other Valuation Techniques(2)	-	-
	10,893	Proxy Pricing	Base Price	99.900
	416	Third Party Vendor	Broker Quote	98.250 - 101.000
Corporate Bonds & Notes
Banking & Finance	3,118	Reference Instrument	Option Adjusted Spread	603.426 bps
Non-Agency Mortgage-Backed Securities	489	Proxy Pricing	Base Price	2.500 - 99.500
Asset-Backed Securities	3,463	Proxy Pricing	Base Price	2.313 - 83,274.586
Common Stocks
Energy	15	Other Valuation Techniques(2)	-	-
	548	Reference Instrument	Liquidity Discount	27.000
Industrials	39	Other Valuation Techniques(2)	-	-
Utilities	1,483	Indicative Market Quotation	Broker Quote	$44.000
Warrants
Industrials	443	Other Valuation Techniques(2)	-	-
Preferred Securities
Industrials	6,984	Fundamental Valuation	Company Equity Value	$836,589,817.948
Total	$27,900

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2019 may be due to an investment no longer held or categorized as Level 3 at period end.
(2)	Includes valuation techniques not defined in the Notes to Financial Statements as securities valued using such techniques are not considered significant to the Fund.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares is determined by dividing the total value of portfolio investments and other assets attributable to the Fund less any liabilities by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission (“SEC”).

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund's investments in open-end management investment companies, other than exchange-traded funds ("ETFs"), are valued at the NAVs of such investments.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees of the Trust (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. For these purposes, any movement in the applicable reference index or instrument (“zero trigger”) relating to the non U.S security being fair valued between the earlier close of the applicable foreign market and the NYSE Close may be deemed to be a significant event, prompting the application of the pricing model (effectively resulting in daily fair valuations). Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Fund is not open for business, which may result in the Fund's portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree are valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree are valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund's shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund's next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of the Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy,

Notes to Financial Statements (Cont.)

separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Transfers from Level 1 to Level 3 are a result of a change from the use of an exchange traded price or a trade price on the initial purchase date (Level 1) to the use of a valuation technique which utilizes significant unobservable inputs due to an absence of current or reliable market based data (Level 3). Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by pricing services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE Close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

September 30, 2019 (Unaudited)

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithms based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Fundamental analysis valuation estimates fair value by using an internal model that utilizes financial statements of the non-public underlying company. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of September 30, 2019, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BOA	Bank of America N.A.	FOB	Credit Suisse Securities (USA) LLC	MYI	Morgan Stanley & Co. International PLC
BOS	Merrill Lynch, Pierce, Fenner & Smith, Inc.	GLM	Goldman Sachs Bank USA	NOM	Nomura Securities International Inc.
BPS	BNP Paribas S.A.	GST	Goldman Sachs International	RDR	RBC Capital Markets LLC
BRC	Barclays Bank PLC	HUS	HSBC Bank USA N.A.	RTA	RBC (Barbados) Trading Bank Corp.
CBK	Citibank N.A.	JML	JP Morgan Securities Plc	SAL	Citigroup Global Markets, Inc.
CEW	Canadian Imperial Bank of Commerce	JPM	JP Morgan Chase Bank N.A.	SCX	Standard Chartered Bank
CIW	CIBC World Markets Corp.	MEI	Merrill Lynch International	SOG	Societe Generale Paris
DUB	Deutsche Bank AG	MSB	Morgan Stanley Bank, N.A	UBS	UBS Securities LLC
FICC	Fixed Income Clearing Corporation

Currency Abbreviations:
ARS	Argentine Peso	EUR	Euro	RUB	Russian Ruble
AUD	Australian Dollar	GBP	British Pound	TRY	Turkish New Lira
BRL	Brazilian Real	MXN	Mexican Peso	USD (or $)	United States Dollar
CAD	Canadian Dollar	PEN	Peruvian New Sol

Index/Spread Abbreviations:
ABX.HE	Asset-Backed Securities Index - Home Equity	EUR003M	3 Month EUR Swap Rate	LIBOR03M	3 Month USD-LIBOR
ARLLMONP	Argentina Blended Policy Rate	LIBOR01M	1 Month USD-LIBOR	US0003M	3 Month USD Swap Rate
BADLARPP	Argentina Badlar Floating Rate Notes

Other Abbreviations:
ABS	Asset-Backed Security	CBO	Collateralized Bond Obligation	SP - ADR	Sponsored American Depositary Receipt
ADR	American Depositary Receipt	CDO	Collateralized Debt Obligation	TBA	To-Be-Announced
ALT	Alternate Loan Trust	EURIBOR	Euro Interbank Offered Rate	TBD	To-Be-Determined
BABs	Build America Bonds	LIBOR	London Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles or at the time of funding
BBR	Bank Bill Rate	PIK	Payment-in-Kind	UMBS	Uniform Mortgage-Backed Security
BBSW	Bank Bill Swap Reference Rate